JCE
Nuveen Core Equity Alpha Fund
Portfolio of Investments    March 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.5%
	COMMON STOCKS – 99.5%
	Aerospace & Defense – 3.6%
14,488	Boeing Company, (2)	$5,526,013
10,800	Textron Inc	547,128
4,555	TransDigm Group Inc, (3)	2,067,924
	Total Aerospace & Defense	8,141,065
	Air Freight & Logistics – 0.6%
15,000	CH Robinson Worldwide Inc	1,304,850
	Airlines – 0.4%
2,553	Alaska Air Group Inc	143,274
10,900	United Continental Holdings Inc, (3)	869,602
	Total Airlines	1,012,876
	Banks – 1.6%
3,824	Comerica Inc	280,376
55,500	Huntington Bancshares Inc, (2)	703,740
2,275	People's United Financial Inc	37,401
811	PNC Financial Services Group Inc/The	99,477
148,900	Regions Financial Corporation, (2)	2,106,935
3,072	SunTrust Banks Inc	182,016
678	SVB Financial Group, (3)	150,760
	Total Banks	3,560,705
	Beverages – 0.1%
1,145	Constellation Brands Inc	200,753
	Biotechnology – 0.6%
2,880	Amgen Inc	547,143
604	Incyte Corp, (3)	51,950
1,799	Regeneron Pharmaceuticals Inc, (3)	738,705
	Total Biotechnology	1,337,798
	Building Products – 0.1%
3,666	Allegion PLC	332,543
	Capital Markets – 6.0%
724	Affiliated Managers Group Inc	77,548
981	Cboe Global Markets Inc	93,627
21,300	CME Group Inc	3,505,554

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Capital Markets (continued)
1,607	E*TRADE Financial Corp	$74,613
5,190	Franklin Resources Inc	171,997
3,207	Intercontinental Exchange Inc	244,181
3,098	Invesco Ltd	59,822
15,300	Moody's Corporation	2,770,677
5,000	MSCI Inc	994,200
16,300	Nasdaq Inc	1,426,087
15,200	S&P Global Inc	3,200,360
10,937	T Rowe Price Group Inc	1,095,012
	Total Capital Markets	13,713,678
	Chemicals – 1.8%
31,400	CF Industries Holdings Inc	1,283,632
960	FMC Corp	73,747
3,433	International Flavors & Fragrances Inc	442,136
34,644	Mosaic Co/The	946,128
3,305	Sherwin-Williams Company	1,423,497
	Total Chemicals	4,169,140
	Commercial Services & Supplies – 2.0%
4,400	Cintas Corp	889,284
9,916	Copart Inc, (3)	600,810
25,900	Republic Services Inc.	2,081,842
20,700	Rollins Inc	861,534
	Total Commercial Services & Supplies	4,433,470
	Communications Equipment – 1.3%
5,500	F5 Networks Inc, (3)	863,115
29,620	Juniper Networks Inc	784,041
8,800	Motorola Solutions Inc	1,235,696
	Total Communications Equipment	2,882,852
	Construction & Engineering – 0.4%
13,800	Fluor Corp	507,840
6,500	Jacobs Engineering Group Inc	488,735
	Total Construction & Engineering	996,575
	Construction Materials – 0.0%
262	Martin Marietta Materials Inc	52,709
462	Vulcan Materials Co	54,701
	Total Construction Materials	107,410
	Consumer Finance – 0.5%
14,700	Discover Financial Services	1,046,052

Shares	Description (1)	Value
	Containers & Packaging – 0.3%
10,200	Ball Corporation	$590,172
1,099	Sealed Air Corp	50,620
	Total Containers & Packaging	640,792
	Distributors – 0.2%
3,480	Genuine Parts Company	389,864
	Diversified Consumer Services – 0.1%
10,150	H&R Block Inc	242,991
	Diversified Financial Services – 0.0%
2,441	Jefferies Financial Group Inc	45,866
	Diversified Telecommunication Services – 0.3%
65,100	CenturyLink Inc, (2)	780,549
	Electric Utilities – 2.9%
3,806	Edison International	235,668
4,432	Entergy Corp	423,832
9,800	Evergy Inc.	568,890
3,858	Eversource Energy	273,725
21,300	Exelon Corp	1,067,769
9,700	FirstEnergy Corp	403,617
18,151	NextEra Energy Inc.	3,508,951
1,424	Pinnacle West Capital Corporation	136,106
	Total Electric Utilities	6,618,558
	Electrical Equipment – 0.7%
18,400	AMETEK Inc	1,526,648
	Electronic Equipment, Instruments & Components – 1.5%
29,685	Amphenol Corporation	2,803,452
19,723	Corning Inc	652,831
	Total Electronic Equipment, Instruments & Components	3,456,283
	Energy Equipment & Services – 0.7%
3,462	Baker Hughes a GE Co	95,967
55,400	National Oilwell Varco Inc, (2)	1,475,856
1,577	TechnipFMC PLC	37,091
	Total Energy Equipment & Services	1,608,914
	Entertainment – 0.6%
1,204	Netflix Inc, (3)	429,298
6,305	Viacom Inc	176,982
6,489	Walt Disney Company	720,527
	Total Entertainment	1,326,807

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Equity Real Estate Investment Trust – 6.6%
4,075	American Tower Corp	$803,019
14,643	Apartment Investment & Management Company, Class A	736,396
5,115	AvalonBay Communities Inc.	1,026,734
4,145	Crown Castle International Corp	530,560
16,865	Digital Realty Trust Inc.	2,006,935
4,412	Duke Realty Corp	134,919
10,300	Equity Residential	775,796
8,352	Extra Space Storage Inc.	851,152
1,500	Federal Realty Investment Trust	206,775
12,900	HCP Inc.	403,770
11,200	Host Hotels & Resorts Inc.	211,680
5,100	Iron Mountain Inc.	180,846
16,719	Kimco Realty Corp, (2)	309,302
6,700	Mid-America Apartment Communities Inc.	732,511
15,206	Prologis Inc., (2)	1,094,072
14,946	Realty Income Corp	1,099,428
14,300	Regency Centers Corp	965,107
2,800	Simon Property Group Inc.	510,188
10,200	UDR Inc.	463,692
1,810	Ventas Inc.	115,496
25,100	Welltower Inc.	1,947,760
	Total Equity Real Estate Investment Trust	15,106,138
	Food & Staples Retailing – 1.2%
5,900	Costco Wholesale Corp	1,428,626
14,700	Kroger Company	361,620
8,900	Sysco Corporation	594,164
6,260	Walgreens Boots Alliance Inc	396,070
	Total Food & Staples Retailing	2,780,480
	Food Products – 2.2%
31,700	Archer-Daniels-Midland Company	1,367,221
1,134	Hershey Co/The	130,217
18,900	Hormel Foods Corp	845,964
17,200	Kellogg Co	986,936
4,621	Lamb Weston Holdings Inc	346,298
9,364	McCormick & Co Inc/MD	1,410,499
	Total Food Products	5,087,135
	Health Care Equipment & Supplies – 7.7%
10,000	Abbott Laboratories	799,400
3,300	ABIOMED Inc, (3)	942,447
3,386	Align Technology Inc, (3)	962,741

Shares	Description (1)	Value
	Health Care Equipment & Supplies (continued)
34,300	Baxter International Inc	$2,788,933
4,870	Becton Dickinson and Company, (2)	1,216,185
24,746	Boston Scientific Corporation, (3)	949,752
1,330	Cooper Cos Inc/The	393,906
1,380	Dentsply Sirona Inc	68,434
2,380	Edwards Lifesciences Corp, (3)	455,366
8,090	Hologic Inc, (3)	391,556
4,600	IDEXX Laboratories Inc, (3)	1,028,560
12,200	Intuitive Surgical Inc, (3)	6,961,076
1,217	Medtronic PLC	110,844
4,600	ResMed Inc	478,262
	Total Health Care Equipment & Supplies	17,547,462
	Health Care Providers & Services – 5.9%
5,370	Anthem Inc	1,541,083
36,450	Centene Corp, (3)	1,935,495
5,254	Cigna Corporation	844,948
6,903	CVS Health Corporation	372,279
28,694	HCA Inc	3,741,124
13,200	Henry Schein Inc, (3)	793,452
5,750	Humana Inc	1,529,500
750	UnitedHealth Group Inc	185,445
1,670	Universal Health Services Inc	223,396
7,875	WellCare Health Plans Inc, (3)	2,124,281
	Total Health Care Providers & Services	13,291,003
	Hotels, Restaurants & Leisure – 0.5%
2,164	Darden Restaurants Inc	262,861
2,730	Marriott International Inc.	341,496
4,320	MGM Resorts International	110,851
413	Royal Caribbean Cruises Ltd	47,338
851	Wynn Resorts Ltd	101,541
1,863	Yum! Brands Inc	185,946
	Total Hotels, Restaurants & Leisure	1,050,033
	Household Durables – 0.1%
2,107	Garmin Ltd	181,940
2,693	PulteGroup Inc	75,296
	Total Household Durables	257,236
	Household Products – 1.3%
30,672	Church & Dwight Co Inc	2,184,767
5,055	Clorox Co/The	811,125
	Total Household Products	2,995,892

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Independent Power & Renewable Electricity Producers – 1.1%
36,100	AES Corp/VA	$652,688
42,400	NRG Energy Inc, (2)	1,801,152
	Total Independent Power & Renewable Electricity Producers	2,453,840
	Insurance – 4.0%
14,600	Aflac Inc	730,000
17,800	Allstate Corporation	1,676,404
1,621	Aon PLC	276,705
9,987	Arthur J Gallagher & Company	779,985
6,700	Assurant Inc	635,897
2,822	Brighthouse Financial Inc, (3)	102,410
7,781	Cincinnati Financial Corp	668,388
332	Everest Re Group Ltd	71,699
670	Hartford Financial Services Group Inc.	33,312
1,356	Loews Corp	64,993
1,210	Principal Financial Group Inc	60,730
55,200	Progressive Corp/The, (2)	3,979,368
450	Torchmark Corporation	36,877
	Total Insurance	9,116,768
	Interactive Media & Services – 0.1%
4,100	TripAdvisor Inc, (3)	210,945
	IT Services – 6.8%
1,302	Accenture PLC	229,178
5,275	Alliance Data Systems Corporation	923,020
17,905	Automatic Data Processing Inc	2,860,145
6,500	Fiserv Inc, (3)	573,820
7,000	Gartner Inc, (3)	1,061,760
11,343	Mastercard Inc	2,670,709
15,000	Paychex Inc	1,203,000
13,788	PayPal Holdings Inc, (2), (3)	1,431,746
20,200	Total System Services Inc	1,919,202
13,200	VeriSign Inc, (3)	2,396,592
1,575	Visa Inc	245,999
	Total IT Services	15,515,171
	Life Sciences Tools & Services – 1.3%
6,315	Illumina Inc, (3)	1,962,008
4,505	IQVIA Holdings Inc, (3)	648,044
2,700	PerkinElmer Inc	260,172
579	Thermo Fisher Scientific Inc	158,484
	Total Life Sciences Tools & Services	3,028,708

Shares	Description (1)	Value
	Machinery – 0.9%
2,002	Cummins Inc	$316,056
2,132	Deere & Company	340,779
801	Dover Corp	75,134
20,000	Flowserve Corp	902,800
2,400	Ingersoll-Rand PLC	259,080
579	Snap-on Inc	90,625
	Total Machinery	1,984,474
	Media – 1.0%
657	Charter Communications Inc, (3)	227,920
8,800	Discovery Inc, (3)	237,776
47,648	Discovery Inc, (2), (3)	1,211,212
1,700	Fox Corp, (3)	62,407
4,800	Fox Corp, (3)	172,224
5,351	News Corporation	66,566
2,635	Omnicom Group Inc	192,329
	Total Media	2,170,434
	Metals & Mining – 0.1%
6,427	Freeport-McMoRan Inc	82,844
4,128	Newmont Mining Corporation	147,659
	Total Metals & Mining	230,503
	Multiline Retail – 3.3%
10,300	Dollar General Corp	1,228,790
25,700	Dollar Tree Inc, (3)	2,699,528
14,600	Kohl's Corporation	1,004,042
20,600	Macy's Inc	495,018
2,601	Nordstrom Inc	115,432
25,100	Target Corporation	2,014,526
	Total Multiline Retail	7,557,336
	Multi-Utilities – 1.5%
20,600	Ameren Corporation	1,515,130
13,600	CMS Energy Corp	755,344
1,086	DTE Energy Co	135,468
9,500	NiSource Inc	272,270
6,400	Public Service Enterprise Group Inc	380,224
4,465	WEC Energy Group Inc	353,092
	Total Multi-Utilities	3,411,528
	Oil, Gas & Consumable Fuels – 4.7%
5,791	Anadarko Petroleum Corporation	263,375
9,115	Apache Corp	315,926
1,968	Cabot Oil & Gas Corp	51,365

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
995	Concho Resources Inc	$110,405
33,600	ConocoPhillips	2,242,464
4,642	Devon Energy Corporation	146,501
1,884	Diamondback Energy Inc	191,282
17,600	Hess Corporation	1,060,048
12,300	HollyFrontier Corp	606,021
53,900	Kinder Morgan Inc/DE, (2)	1,078,539
28,600	Marathon Oil Corporation	477,906
2,784	Marathon Petroleum Corporation	166,622
2,164	Noble Energy Inc	53,516
6,200	Occidental Petroleum Corporation	410,440
32,600	ONEOK Inc., (2)	2,276,784
721	Phillips 66	68,618
467	Pioneer Natural Resources Co	71,115
11,737	Valero Energy Corporation	995,650
2,408	Williams Cos Inc/The	69,158
	Total Oil, Gas & Consumable Fuels	10,655,735
	Personal Products – 0.9%
22,360	Coty Inc	257,140
11,435	Estee Lauder Cos Inc/The	1,893,064
	Total Personal Products	2,150,204
	Pharmaceuticals – 3.2%
3,425	Allergan PLC	501,454
19,100	Eli Lilly & Company	2,478,416
11,286	Merck & Co Inc	938,657
9,431	Pfizer Inc	400,534
29,000	Zoetis Inc	2,919,430
	Total Pharmaceuticals	7,238,491
	Professional Services – 0.9%
5,800	IHS Markit Ltd, (3)	315,404
13,600	Robert Half International Inc	886,176
5,600	Verisk Analytics Inc	744,800
	Total Professional Services	1,946,380
	Road & Rail – 2.5%
43,653	CSX Corp, (2)	3,266,117
10,250	Norfolk Southern Corporation	1,915,623
2,575	Union Pacific Corporation	430,540
	Total Road & Rail	5,612,280
	Semiconductors & Semiconductor Equipment – 1.1%
61,650	Advanced Micro Devices Inc, (2), (3)	1,573,308

Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment (continued)
841	Applied Materials Inc	$33,354
284	Lam Research Corporation	50,839
954	Qorvo Inc, (3)	68,431
2,977	QUALCOMM Inc	169,778
4,158	Xilinx Inc	527,193
	Total Semiconductors & Semiconductor Equipment	2,422,903
	Software – 3.7%
3,900	Adobe Inc, (3)	1,039,311
6,300	Citrix Systems Inc	627,858
13,300	Fortinet Inc, (3)	1,116,801
6,700	Intuit Inc	1,751,447
5,904	Microsoft Corporation	696,318
1,982	Red Hat Inc, (3)	362,111
17,600	salesforcecom Inc, (3)	2,787,312
	Total Software	8,381,158
	Specialty Retail – 7.3%
10,980	Advance Auto Parts Inc	1,872,419
2,600	AutoZone Inc, (3)	2,662,712
1,700	CarMax Inc, (3)	118,660
8,137	L Brands Inc	224,418
8,820	O'Reilly Automotive Inc, (3)	3,424,806
18,155	Ross Stores Inc	1,690,231
49,055	TJX Cos Inc, (2)	2,610,217
19,000	Tractor Supply Co	1,857,440
5,810	Ulta Beauty Inc, (3)	2,026,121
	Total Specialty Retail	16,487,024
	Technology Hardware, Storage & Peripherals – 0.9%
1,471	Apple Inc	279,416
21,900	NetApp Inc	1,518,546
1,074	Seagate Technology PLC	51,434
2,143	Western Digital Corp	102,993
	Total Technology Hardware, Storage & Peripherals	1,952,389
	Textiles, Apparel & Luxury Goods – 1.4%
13,600	Capri Holdings Ltd, (3)	622,200
5,000	NIKE Inc	421,050
25,300	VF Corporation	2,198,823
	Total Textiles, Apparel & Luxury Goods	3,242,073
	Trading Companies & Distributors – 0.9%
7,400	Fastenal Co	475,894

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Trading Companies & Distributors (continued)
5,000	WW Grainger Inc	$1,504,650
	Total Trading Companies & Distributors	1,980,544
	Water Utilities – 0.1%
2,294	American Water Works Co Inc	239,172
	Total Long-Term Investments (cost $197,243,704)	225,980,478

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.8%
	REPURCHASE AGREEMENTS – 0.8%
$1,951	Repurchase Agreement with Fixed Income Clearing Corporation, dated 03/29/19, repurchase price $1,950,910, collateralized by $1,950,000 U.S. Treasury Notes, 2.500%, due 3/31/23, value $1,996,880	1.200%	4/01/19	$1,950,715
	Total Short-Term Investments (cost $1,950,715)			1,950,715
	Total Investments (cost $199,194,419) – 100.3%			227,931,193
	Other Assets Less Liabilities – (0.3)% (4)			(784,736)
	Net Assets Applicable to Common Shares – 100%			$227,146,457
Investments in Derivatives
Options Written
Description (5)	Type	Number of Contracts	Notional Amount (6)	Exercise Price	Expiration Date	Value
Russell 2000® Index	Call	(150)	$(23,625,000)	$1,575	4/18/19	$(125,250)
Russell 2000® Index	Call	(150)	(24,000,000)	1,600	4/18/19	(43,500)
Total Options Written (premiums received $241,223)		(300)	$(47,625,000)			$(168,750)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$225,980,478	$ —	$ —	$225,980,478
Short-Term Investments:
Repurchase Agreements	—	1,950,715	—	1,950,715
Investments in Derivatives:
Options Written	—	(168,750)	—	(168,750)
Total	$225,980,478	$1,781,965	$ —	$227,762,443

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(5)	Exchange-traded, unless otherwise noted.
(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.